Consolidated condensed cash flow statements (Parenthetical) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Consolidated cash flow statements [Abstract]
Proceeds from investments in contracted concessional assets	$ 7.4	$ 60.8